Business Combination - Summary of Intangible Asset, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 13, 2024
Business Combination [Line Items]
Accumulated Amortization	$ 14,700	$ 8,437
LBSM
Business Combination [Line Items]
Net Amortizable Intangible Asset	$ 405,628
LBSM | Technical License
Business Combination [Line Items]
Remaining Weighted Average Amortization period (in years)	13 years 9 months
Gross Amortizable Intangible Asset	$ 441,000		$ 441,000
Accumulated Amortization	35,372
Net Amortizable Intangible Asset	$ 405,628